Goodwill and Intangible Assets - Summary of Core Deposit Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Net carrying amount	$ 4,934	$ 5,583	$ 1,560
Core Deposits
Finite Lived Intangible Assets [Line Items]
Gross carrying amount		7,413	2,763	$ 2,800
Less: accumulated amortization		(1,830)	(1,203)
Net carrying amount		$ 5,583	$ 1,560